FINANCIAL RISK MANAGEMENT - Disclosure of impact on earnings after tax and equity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	$ (4,062)	$ (2,710)
Senior secured notes [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(3,800)	(2,371)
Lease liabilities [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(130)	(157)
Lease related obligations [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(67)	(65)
Secured equipment loans [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(65)	(117)
Cash and cash equivalents [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Cash flow sensitivity for variable-rate instruments	$ 826	$ 1,602